Other Income, Net (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Equity component of AFUDC	CAD 74	CAD 37
Net foreign exchange gain	26	0
Interest income	14	7
Entity Information [Line Items]
Other	9	2
Other income, net	127	53
Unrealized foreign exchange gain	21
Belize Electricity
Entity Information [Line Items]
Equity income - Belize Electricity	CAD 4	CAD 7